Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements
Transfers into or out of Levels 1-3	$ 0	$ 0
Assets:
Available for sale debt securities, fair value	205,985	200,246
Mortgage servicing rights, fair value	3,036	2,549
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Assets, Total	34,441	66,097
Other Observable Inputs (Level 2)
Assets:
Assets, Total	209,549	202,630
Significant Unobservable Inputs (Level 3)
Assets:
Mortgage servicing rights, fair value	3,036	2,549
Assets, Total	832,259	837,373
Recurring
Assets:
Assets, Total	209,021	202,795
Recurring | U.S. Treasury
Assets:
Available for sale debt securities, fair value	1,003	2,030
Recurring | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	60,616	55,180
Recurring | Asset-backed securities
Assets:
Available for sale debt securities, fair value	110,373	107,872
Recurring | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	33,993	35,164
Recurring | Mortgage servicing rights
Assets:
Mortgage servicing rights, fair value	3,036	2,549
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Assets, Total	1,003	2,030
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury
Assets:
Available for sale debt securities, fair value	1,003	2,030
Recurring | Other Observable Inputs (Level 2)
Assets:
Assets, Total	204,982	198,216
Recurring | Other Observable Inputs (Level 2) | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	60,616	55,180
Recurring | Other Observable Inputs (Level 2) | Asset-backed securities
Assets:
Available for sale debt securities, fair value	110,373	107,872
Recurring | Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	33,993	35,164
Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Assets, Total	3,036	2,549
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage servicing rights
Assets:
Mortgage servicing rights, fair value	$ 3,036	$ 2,549